Inventories (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Inventories

Million US dollar	2018	2017
Prepayments	123	101
Raw materials and consumables	2 387	2 304
Work in progress	363	387
Finished goods	1 215	1 216
Goods purchased for resale	146	111

Inventories	4 234	4 119
Inventories other than work in progress
Inventories stated at net realizable value	59	57